Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregated Revenue [Line Items]
Total revenue	$ 139,105,223	$ 138,077,995
Related Party [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue	25,085,549	112,287,775
Sales of solar cells [Member] | Related Party [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue	23,828,295	112,287,775
Sales of solar cells [Member] | Revenues to third parties [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue	114,019,674	25,790,220
Provision of facilitation services [Member] | Related Party [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue	1,257,254
Revenues to third parties [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue	$ 114,019,674	$ 25,790,220